Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Current Year (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 12	$ 12
2025	11	11
2026	10	9
2027	9	9
2028	5	8
Thereafter	3	7
Total undiscounted minimum lease payments	50	56
Less: discounting minimum lease payments to present value	(3)	(4)
Total discounted minimum lease payments	$ 47	$ 52